Other Expense - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Freight tax provision	$ (6,086)	$ (2,944)	$ (7,964)	$ (4,432)
Foreign exchange gain (loss)	4,794	(3)	4,774	70
Other income	19	186	49	212
Total	$ (1,273)	$ (2,761)	$ (3,141)	$ (4,150)